ISSUANCES OF SHARE CAPITAL AND WARRANTS (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 28, 2019	Jun. 30, 2019	Jun. 30, 2018	Oct. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from shares issued		$ 15,879	$ 2,847
Change in fair value of issuance		$ 1,300
ADS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.50%	1.76%
Average standard deviation	62.80%	65.20%
BTIG, LLC [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate offering price				$ 30,000
Percentage of commission on sales agreement				3.00%
Share purchase agreement, shares		9,655,387
Available balance under the facility		$ 23,000
Proceeds from shares issued		$ 7,000
Public offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	28,000,000
Number of warrant purchase	28,000,000
Offering price per ADS	$ 0.55
Expiry	Five years
Exercise of price per ADS	$ 0.75
Proceeds from shares issued	$ 15,400
Net proceeds from shares issued after deducting fees and expenses	14,100
Public offering [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from shares issued	5,000
Issuance costs	$ 400